Financial instruments (Details 6) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Recurring basis
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	17,079	22,561
Transfers in, net assets/liabilities	551	1,650
Transfers out, net assets/liabilities	(3,325)	(1,757)
Purchases, net assets/liabilities	9,828	6,733
Sales, net assets/liabilities	(10,281)	(9,134)
Issuances, net assets/liabilities	1,450	548
Settlements, net assets/liabilities	1,293	463
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	128	30
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(134)	(307)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	(26)	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	138	273
Foreign currency translation impact, net assets/liabilities	519	63
Balance at beginning of period, net assets/liabilities	17,220	21,123